Note 12 - Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Net operating loss carryforward	$ 16,178,000	$ 12,668,900
Stock compensation expense	470,700	3,371,900
Research and development tax credit	2,156,300	874,400
Sec. 174 Research and experimentation expense	3,206,600	2,293,000
Property and equipment	260,200	105,800
Intangible assets	81,600	88,500
Lease liability	323,900	428,400
Accrued expenses	139,700	158,500
Total gross deferred tax assets	22,817,000	19,989,400
Valuation allowance	(22,493,100)	(19,563,500)
Right-of-use assets	$ (323,900)	$ (425,900)